10-K Segment, Geographic, and Product Line Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment, Geographic, and Product Line Information	Segment, Geographic, and Product Line Information
The Company is a specialty insurance group that generates revenues by underwriting and offering a variety of specialty insurance products to domestic markets through three distinct underwriting divisions. The chief operating decision maker (“CODM”) is the individual responsible for allocating resources to and assessing the financial performance of segments of the entity. The CODM of the Company, the CEO, assesses the financial health and performance of the Company and makes resource allocation decisions on a consolidated basis; accordingly, the Company has a single operating and reportable segment.
The following table presents revenues by underwriting division for the three months ended June 30, 2024 and 2023:

Underwriting Division	2024	2023
	($ in thousands)
Casualty	$76,350	$44,472
Professional Liability	24,432	24,542
Healthcare	11,271	7,418
Net written premiums	$112,053	$76,432
The following table presents revenues by underwriting division for the six months ended June 30, 2024 and 2023:

Underwriting Division	2024	2023
	($ in thousands)
Casualty	$138,789	$81,939
Professional Liability	38,805	38,040
Healthcare	25,311	20,410
Net written premiums	$202,905	$140,389
The Company’s operations and assets are located entirely within the United States, and all of its revenues are attributed to United States-based policyholders.
The Company has no single major customer representing ten percent or more of its total revenues during six months ended June 30, 2024 and 2023.
Segment, Geographic, and Product Line Information
The Company is a specialty insurance group that generates revenues by underwriting and offering a variety of specialty insurance products to domestic markets through three distinct underwriting divisions. The chief operating decision maker (“CODM”) is the individual responsible for allocating resources to and assessing the financial performance of segments of the entity. The CODM of the Company, the Chief Executive Officer, assesses the financial health and performance of the Company and makes resource allocation decisions on a consolidated basis; accordingly, the Company has a single operating and reportable segment.
The following table presents revenues by underwriting division for the years ended December 31, 2023 and 2022:

Underwriting Division	2023	2022
	($ in thousands)
Casualty	$192,062	$136,672
Professional Liability	87,588	69,532
Healthcare	55,022	38,910
Net written premiums	$334,672	$245,114
The Company’s operations and assets are located entirely within the United States, and all of its revenues are attributed to United States-based policyholders.
The Company has no single major customer representing ten percent or more of its total revenues during fiscal years 2023 and 2022.